Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cost of revenues	¥ (376,189)	$ (59,032)	¥ (387,272)	¥ (396,316)
Gross profit	2,131,628	334,499	1,816,519	1,797,586
Operating expenses
Sales and marketing expenses	(1,748,436)	(274,368)	(2,123,618)	(1,792,285)
General and administrative expenses	(207,602)	(32,577)	(275,391)	(363,307)
Total operating expenses	(2,017,363)	(316,568)	(2,465,537)	(2,257,309)
(Loss)/income from operations	114,265	17,931	(649,018)	(459,723)
Interest income	16,175	2,538	25,809	60,166
Other income, net	39,156	6,144	203,210	21,280
(Loss)/income before income tax expenses	197,634	31,012	(432,573)	(392,589)
Income tax expenses	(19,618)	(3,078)	(236)	2,440
Net (loss)/income	212,366	33,323	(430,988)	(395,165)
Parent Company
Cost of revenues	(101)	(16)	(163)	(317)
Gross profit	(101)	(16)	(163)	(317)
Operating expenses
Sales and marketing expenses	14	2	(14,278)	(674)
General and administrative expenses	(58,477)	(9,176)	(61,500)	(22,850)
Total operating expenses	(58,463)	(9,174)	(75,778)	(23,524)
(Loss)/income from operations	(58,564)	(9,190)	(75,941)	(23,841)
Interest income	5,349	838	14,880	38,331
Other income, net	8	1
(Loss)/income before income tax expenses	(53,207)	(8,351)	(61,061)	14,490
Income tax expenses	0	0	0	0
(Loss)/income from investment in subsidiaries	272,263	42,724	(369,481)	(409,307)
Net (loss)/income	¥ 219,056	$ 34,373	¥ (430,542)	¥ (394,817)